FINANCING RECEIVABLES (Schedule of Past Due Financing Receivables) (Details) (USD $)	Sep. 30, 2014	Sep. 23, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Related Allowances	$ (344,000)		$ (445,000)	$ (305,000)	$ (465,000)
Investment in sales-type leases - net, Carrying Value	14,664,814	14,664,814	18,252,772	22,661,504
Nonaccrual Status [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Recorded Investment	344,000		445,000	305,000
Related Allowances	(344,000)		(445,000)	(305,000)
Aged Receivables [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	9,440,000		11,872,000	15,837,000
31-90 Days	5,279,000		6,107,000	6,225,000
91+ Days	290,000		719,000	905,000
Billed Financing Receivables	15,009,000		18,698,000	22,967,000
Unbilled Financing Receivables
Total Recorded Investment	15,009,000		18,698,000	22,967,000
Related Allowances	(344,000)		(445,000)	(305,000)
Investment in sales-type leases - net, Carrying Value	14,665,000		18,253,000	22,662,000
Past Due Receivables [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	9,440,000		11,872,000	15,837,000
31-90 Days	5,225,000		6,107,000	6,225,000
91+ Days			274,000	600,000
Billed Financing Receivables	14,665,000		18,253,000	22,662,000
Unbilled Financing Receivables
Total Recorded Investment	14,665,000		18,253,000	22,662,000
Related Allowances
Investment in sales-type leases - net, Carrying Value	$ 14,665,000		$ 18,253,000	$ 22,662,000